Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments
Financial Instruments

12. Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents and restricted cash, trade accounts receivable, other receivables and amount due from related companies. The principal financial liabilities of the Company consist of long-term bank loan, trade accounts payable and accrued expenses.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit quality financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable as the Company in most cases gets paid in advance.

 Fair value of financial instruments

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The estimated fair values of the Company’s financial instruments such as cash and cash equivalents and restricted cash, trade accounts receivable, other receivables, trade accounts payable, accrued expenses and amount due from related companies approximate their individual carrying amounts as of December 31, 2024 and 2025, due to their short-term maturity. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of the Company’s long-term bank loan, bearing interest at variable interest rates approximates its recorded value as of December 31, 2025, due to the variable interest rate nature thereof. SOFR rates are observable at commonly quoted intervals for the full terms of the debt agreements and hence fair value of a long-term bank loan is considered Level 2 item in accordance with the fair value hierarchy due to their variable interest rate.